FINANCIAL INSTRUMENTS - Fair value measurement of assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	$ 661.9	$ 300.3	$ 223.7
Financial liabilities	1,049.5	1,214.3	916.6
Borrowings
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	966.9	1,135.3	842.4
Other non-current liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	3.0
Trade payables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	48.5	35.3	14.4
Other liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	31.1	43.7	59.8
Loan receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	4.6	4.6	4.6
Trade receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	259.5	84.0	58.6
Other receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	74.0	40.0	24.9
Cash and cash equivalents, including restricted cash
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	323.8	171.7	135.6
Financial liabilities measured at fair value
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	1.9	11.2	24.7
Financial liabilities measured at fair value | Other liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	1.9	11.2	24.7
Financial liabilities measured at amortized cost
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	1,047.6	1,203.1	891.9
Financial liabilities measured at amortized cost | Borrowings
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	966.9	1,135.3	842.4
Financial liabilities measured at amortized cost | Other non-current liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	3.0
Financial liabilities measured at amortized cost | Trade payables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	48.5	35.3	14.4
Financial liabilities measured at amortized cost | Other liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	29.2	32.5	35.1
Financial assets measured at fair value
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	55.3	8.3	4.5
Financial assets measured at fair value | Other receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	55.3	8.3	4.5
Financial assets measured at amortized cost
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	606.6	292.0	219.2
Financial assets measured at amortized cost | Loan receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	4.6	4.6	4.6
Financial assets measured at amortized cost | Trade receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	259.5	84.0	58.6
Financial assets measured at amortized cost | Other receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	18.7	31.7	20.4
Financial assets measured at amortized cost | Cash and cash equivalents, including restricted cash
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	323.8	171.7	135.6
Level 2 | Financial liabilities measured at fair value
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	1.9	11.2	24.7
Level 2 | Financial liabilities measured at fair value | Other liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	1.9	11.2	24.7
Level 2 | Financial assets measured at fair value
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	55.3	8.3	4.5
Level 2 | Financial assets measured at fair value | Other receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	$ 55.3	$ 8.3	$ 4.5